Vessel Sales and Vessel Acquisitions (Detail) $ in Thousands	1 Months Ended								3 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($) vessel	Oct. 31, 2016 USD ($) vessel	Aug. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) vessel	Aug. 31, 2015 USD ($) vessel shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) vessel shares	May 31, 2014 USD ($) subsidiary	Oct. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel shares	Dec. 31, 2014 USD ($) subsidiary vessel	Mar. 31, 2015 vessel
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels										$ (20,594)	$ 771	$ 9,955
Aggregate proceeds received										27,550	11,080	154,000
Revolving credit facilities repaid										979,877	191,592	167,000
Gain (Loss) on Disposition of Assets										(20,600)
Net proceeds from common stock										7,558	$ 246,032	$ 111,190
Principal Maritime Tankers [Member] | Class A [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues | shares					7,200,000						7,200,000
Number of common shares issued, non cash consideration					$ 49,300						$ 49,300
Principal Maritime Tankers [Member] | Class A [Member] | Parent Company [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues | shares											4,500,000
Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels, acquired | vessel					12
Number of vessels | vessel					12						12
Aggregate purchase price											$ 661,300
Aggregate purchase price, cash											612,000
Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Due January Twenty Nine Two Thousand Sixteen [Member]
Property, Plant and Equipment [Line Items]
Loan facility, amount											$ 397,200
Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Class A [Member] | Parent Company [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues | shares											13,600,000
Net proceeds from common stock											$ 90,600
Aframax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel							1					1
Aggregate purchase price							$ 37,000					$ 37,000
Aframax Tankers [Member] | Other Non-current Assets [Member]
Property, Plant and Equipment [Line Items]
Escrow fund							$ 3,700					$ 3,700
Modern LR2 vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel							4					4	4
Aggregate purchase price							$ 193,300					$ 193,300
Aframax Tanker And Lr Two Tankers [Member] | Due January Thirty Two Thousand Sixteen [Member]
Property, Plant and Equipment [Line Items]
Loan facility, amount						$ 126,600
Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received								$ 154,000
Number of subsidiaries sold | subsidiary								2				2
Gain (Loss) on Disposition of Assets												$ 10,000
Tanker Investments Ltd [Member] | Revolving Credit Facilities [Member]
Property, Plant and Equipment [Line Items]
Revolving credit facilities repaid								$ 152,000
Tanker Investments Ltd [Member] | Working Capital [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received								1,700
Tanker Investments Ltd [Member] | Vessels [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received								$ 154,000
MR Tanker 2 [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received			$ 14,000
Gain (Loss) on Disposition of Assets			$ (6,600)
MR Tanker 1 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels	$ (8,100)
Aggregate proceeds received	$ 13,200
Ship-to-ship Support Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel	2
Proceeds from sale of property, plant, and equipment	$ 400
Gain (Loss) on Disposition of Assets	$ 300
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received		$ 33,800
Number of vessels | vessel		2
Gain (Loss) on Disposition of Assets										$ (6,200)
Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel				1
Aggregate proceeds received				$ 11,200
Gain (Loss) on Disposition of Assets											$ 800
Stock Issued During Period, Shares, New Issues | shares					13,630,075	3,000,000	24,166,666		7,180,083
Net proceeds from common stock					$ 90,640	$ 13,685	$ 111,190		$ 49,268
MR Tanker 1 [Member] | Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel	1
MR Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel										2
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel										2
Suezmax Tankers [Member] | Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		2								2